Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash Flows From Operating Activities
Net loss	$ (1,760,121)	$ (1,669,676)	$ (5,587,612)	$ (5,751,194)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount	69,515	98,505	464,470	405,531
Accretion of interest expense			24,934	5,066
Depreciation and amortization	39,613	25,517	96,685	104,811
Loss on sale of property and equipment	0	1,009	1,009	0
Stock-based compensation	371,167	373,499	1,360,296	812,647
Loss on extinguishment of note payables, net	0	49,094	49,094	7,200
Gain on settlement of payables	0	(9,600)	(183,768)	0
Inventory write-down			15,407	0
Warrant modification expense	0	30,128	50,035	214,912
Warrant issued in connection with note payable			0	9,400
Changes in operating assets and liabilities:
Inventories	18	61	613	(5,481)
Prepaid expenses and other current assets	(11,868)	11,686	11,219	(2,306)
Security deposit			(45,900)	0
Accounts payable	80,534	(59,380)	(234,563)	498,541
Accrued interest, expenses and other current liabilities	489,831	192,429	585,881	1,028,469
Deferred revenues	46,533	150,000	164,349	0
Total Adjustments	1,085,343	862,948	2,359,761	3,078,790
Net Cash Used In Operating Activities	(674,778)	(806,728)	(3,227,851)	(2,672,404)
Cash Flows From Investing Activities
Purchases of property and equipment	(92,169)	0	(168,376)	(11,160)
Proceeds from sale of property and equipment	0	980	980	0
License maintenance costs	(75,000)	0
Net Cash (Used In) Provided By Investing Activities	(167,169)	980	(167,396)	(11,160)
Cash Flows From Financing Activities
Proceeds from notes payable	30,000	140,000	795,000	1,454,000
Repayments of notes payable	0	(25,000)	(202,063)	(5,500)
Advances from officer	125,070	0	58,054	144,285
Repayment of advances from officer	(60,055)	(24,990)	(83,044)	(119,295)
Proceeds from exercise of warrants	0	80,000	113,000	505,809
Sales of common stock and warrants for cash	801,000	545,000	2,605,000	905,000
Net Cash Provided By Financing Activities	896,015	715,010	3,285,947	2,884,299
Net Increase (Decrease) In Cash	54,068	(90,738)	(109,300)	200,735
Cash - Beginning	91,798	201,098	201,098	363
Cash - Ending	145,866	110,360	91,798	201,098
Cash paid during the period for:
Interest	36,540	16,804	127,112	62,346
Non-cash investing and financing activities:
Shares and warrants issued in exchange for notes payable and accrued interest	0	343,026
Conversion of notes payable and accrued interest into common stock	55,984	0	359,711	0
Recharacterization of accrued interest as principal with note payable reissuance			108,059	68,100
Beneficial conversion features set up as debt discount	10,690	0	92,370	0
Waiver of previously accrued executive salary and bonus			0	565,000
Accrued purchases of property and equipment			258,774	0
Change in accrued liabilities associated with Accrued purchases of property and equipment	64,276	0
Payments for previously accrued property and equipment	(91,352)	0
Shares Issued in Connection with Notes Payable Extension
Non-cash investing and financing activities:
Shares issued	5,900	0	249,800	564,369
Shares Issued in Satisfaction of Accrued Interest
Non-cash investing and financing activities:
Shares issued			0	213,000
Shares issued in satisfaction of accrued interest
Non-cash investing and financing activities:
Shares issued			343,026	417,681
Shares and warrant issued to satisfy lease obligation and leasehold improvements
Non-cash investing and financing activities:
Shares issued			71,050	0
Shares issued in satisfaction of accrued consulting services
Non-cash investing and financing activities:
Shares issued	$ 8,481	$ 0	$ 140,000	$ 0